Organization and Business Description (Details)						12 Months Ended
	Feb. 06, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Jul. 30, 2024 USD ($) shares	Jul. 24, 2024 HKD ($) shares	Jun. 25, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jul. 24, 2024 $ / shares shares
Organization and Business Description [Line Items]
Entity incorporation date						Jun. 25, 2024
Share price (in Dollars per share) | $ / shares		$ 4
(in Dollars) | $						$ 6,900,017
Consideration for issued share capital (in Dollars) | $				$ 1
Number of instrument of transfers shares			26,505,000
Ordinary Shares [Member]
Organization and Business Description [Line Items]
Sale of stock holders						50,000
Shares re-designated, par value (in Dollars per share) | $ / shares									$ 0.00001
Supreme Development (BVI) Holdings Limited [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Number of subsidiary shares proposed to surrender									4,973,495,000
Number of shares held by major shareholder									26,505,000
Skyline Builders (BVI) Holding Limited [Member]
Organization and Business Description [Line Items]
Subsidiary entity incorporation date						Jun. 27, 2024
Greet Harmony Global Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements			4.90%
Consideration of equity interests issued (in Dollars) | $			$ 292,456
Number of instrument of transfers shares			1,298,745
Ever Glory (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements			4.90%
Consideration of equity interests issued (in Dollars) | $			$ 292,456
Number of instrument of transfers shares			1,298,745
Tight Core Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements			4.90%
Consideration of equity interests issued (in Dollars) | $			$ 292,456
Number of instrument of transfers shares			1,298,745
Mitsui Holding Co. Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements			4.80%
Consideration of equity interests issued (in Dollars) | $			$ 286,488
Number of instrument of transfers shares			1,272,240
Great Sage International Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements			4.80%
Consideration of equity interests issued (in Dollars) | $			$ 286,488
Number of instrument of transfers shares			1,272,240
Omen Wealth Limited [Member]
Organization and Business Description [Line Items]
Percentage of sale and purchase agreements			4.70%
Consideration of equity interests issued (in Dollars) | $			$ 280,519
Number of instrument of transfers shares			1,245,735
Ordinary Shares [Member]
Organization and Business Description [Line Items]
Number of days granted to underwriter		45 days
Authorized share capital (in Dollars) | $					$ 50,000
Authorized share capital, ordinary shares					5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.00001
Ordinary Shares [Member] | Supreme Development (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Sale of stock holders					5,000,000,000
Ordinary Shares [Member] | Skyline Builders (BVI) Holding Limited [Member]
Organization and Business Description [Line Items]
Number of shares acquired				7,450,000
Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Authorized share capital, ordinary shares						4,950,000,000	4,950,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.00001	$ 0.00001
Number of unissued shares re-designated									4,923,495,000
Ordinary shares, issued						28,230,000	26,505,000
Class A Ordinary Shares [Member] | Skyline Builders Group Holding Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.00001
Ordinary shares, issued									4,923,495,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued through initial public offering						1,725,000
Class A Ordinary Shares [Member] | Supreme Development (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.00001
Number of shares held by major shareholder									26,505,000
Ordinary shares, issued									26,505,000
Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Authorized share capital, ordinary shares						50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.00001	$ 0.00001
Number of unissued shares re-designated									50,000,000
Shares re-designated, par value (in Dollars per share) | $ / shares									$ 0.00001
Ordinary shares, issued						1,995,000	1,995,000
Class B Ordinary Shares [Member] | Skyline Builders Group Holding Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.00001
Ordinary shares, issued									50,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued through initial public offering
Class B Ordinary Shares [Member] | Supreme Development (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Number of unissued shares re-designated									26,505,000
Shares re-designated, par value (in Dollars per share) | $ / shares									$ 0.00001
Class B Ordinary Shares [Member] | Skyline Builders Group Holding Limited [Member]
Organization and Business Description [Line Items]
Ordinary shares, issued									1,995,000
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Owned shares			18,818,550
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Greet Harmony Global Limited [Member]
Organization and Business Description [Line Items]
Owned shares			1,298,745
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Ever Glory (BVI) Holdings Limited [Member]
Organization and Business Description [Line Items]
Owned shares			1,298,745
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Tight Core Limited [Member]
Organization and Business Description [Line Items]
Owned shares			1,298,745
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Mitsui Holding Co. Limited [Member]
Organization and Business Description [Line Items]
Owned shares			1,272,240
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Great Sage International Limited [Member]
Organization and Business Description [Line Items]
Owned shares			1,272,240
Skyline Builders Group Holding Limited [Member] | Class A Ordinary Shares [Member] | Omen Wealth Limited [Member]
Organization and Business Description [Line Items]
Owned shares			1,245,735
Skyline Builders Group Holding Limited [Member] | Class B Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.00001
Owned shares			1,995,000
IPO [Member]
Organization and Business Description [Line Items]
Shares issued through initial public offering		1,500,000
(in Dollars) | $		$ 6,900,000
IPO [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued through initial public offering		1,500,000
Share price (in Dollars per share) | $ / shares		$ 4
(in Dollars) | $	$ 6,900,000
Over-Allotment [Member]
Organization and Business Description [Line Items]
Shares issued through initial public offering	225,000
Over-Allotment [Member] | Ordinary Shares [Member]
Organization and Business Description [Line Items]
Shares issued through initial public offering	225,000	225,000
Share price (in Dollars per share) | $ / shares		$ 4
Price per ordinary shares sold (in Dollars per share) | $ / shares	$ 4